Consolidated Statement of Operations	4 Months Ended	12 Months Ended
	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Revenue
Operating expenses:
General and administrative	(107,851)
Total operating expenses	(107,851)
Loss from operations	(107,851)
Other income (expenses):
Income tax expenses
Net loss	$ (107,851)
Weighted average number of ordinary shares outstanding, basic (in Shares) | shares	1
Basic net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares	$ (107,851)
Diluted net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares	(107,851)
Net loss per share, diluted (in Dollars per share and Dollars per share) | $ / shares	$ (107,851)
DMY SQUARED TECHNOLOGY GROUP, INC.
Operating expenses:
Loss from operations		$ (4,462,123)	$ (1,135,564)
Other income (expenses):
Interest income on operating account		97	441
Investment income from cash and investments held in Trust Account		1,065,740	1,294,140
Change in fair value of derivative warrant liabilities		(14,264,220)	(543,970)
Total other (expenses) income		(13,198,383)	750,611
Net loss before provision for income taxes		(17,660,506)	(384,953)
Provision for income taxes		162,200	434,457
Net loss		(17,822,706)	(819,410)
General and administrative expenses		4,461,667	1,088,400
Corporate tax expenses		$ 456	$ 47,164
Common Stock Class A | DMY SQUARED TECHNOLOGY GROUP, INC.
Other income (expenses):
Weighted average number of ordinary shares outstanding, basic (in Shares) | shares		2,337,999	2,371,212
Weighted average shares outstanding diluted (in Shares) | shares		2,762,853	2,371,212
Basic net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares		$ (4.55)	$ (0.21)
Diluted net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares		(0.82)	(0.21)
Net loss per share, diluted (in Dollars per share and Dollars per share) | $ / shares		$ (0.82)	$ (0.21)
Common Stock Class B | DMY SQUARED TECHNOLOGY GROUP, INC.
Other income (expenses):
Weighted average number of ordinary shares outstanding, basic (in Shares) | shares		1,579,750	1,579,750
Weighted average shares outstanding diluted (in Shares) | shares		1,579,750	1,579,750
Basic net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares		$ (4.55)	$ (0.21)
Diluted net loss per ordinary share (in Dollars per share and Dollars per share) | $ / shares		(0.82)	(0.21)
Net loss per share, diluted (in Dollars per share and Dollars per share) | $ / shares		$ (0.82)	$ (0.21)